ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2023 (Unaudited)

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS*[a] ‒ 94.9%
ASIA EQUITY LONG/SHORT ‒ 5.4%
Pleiad Asia Equity Offshore Feeder Fund	11/1/2020	4,000,000	4,024,035	Quarterly	60 Days [d]
Pleiad Asia Offshore Feeder Fund	10/1/2014 [b]	5,850,714	7,566,210	Quarterly	60 Days [c,d,f]
		9,850,714	11,590,245
CHINA EQUITY LONG/SHORT ‒ 4.4%
IvyRock China Focus Feeder Fund - Class C	4/1/2019	5,997,650	9,594,612	Monthly	30 Days [e]

COMMODITY RELATED EQUITY ‒ 6.8%
Delbrook Resource Opportunities (Cayman) Fund, Ltd.	1/1/2022	5,000,000	3,922,743	Quarterly	90 Days [c,f]
Energy Dynamics Fund Limited Class D	4/1/2018	7,088,026	10,805,554	Monthly	90 Days [c]
Forest Avenue Offshore Fund, Ltd.	10/1/2022	3,500,000	3,409,953	Quarterly	60 Days [d]
		15,588,026	18,138,250
FINANCIAL EQUITY LONG/SHORT ‒ 6.6%
Azora Offshore Fund, Ltd.	5/1/2018	7,721,540	10,830,342	Quarterly	45 Days
Rhino Small-Cap Financial Fund, L.P.	1/1/2023	1,800,000	1,838,946	Quarterly	60 Days
Vetamer Capital Partners, L.P.	2/1/2021	4,312,500	3,461,585	Quarterly	60 Days [d]
		13,834,040	16,130,873
GLOBAL EQUITY LONG/SHORT ‒ 15.5%
140 Summer Partners Offshore, Ltd.	7/1/2020	9,100,000	11,038,306	Quarterly	60 Days [d]
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016	7,783,381	9,342,322	Quarterly	30 Days
TPG Public Equity Partners-B, Ltd.	1/1/2016	8,086,719	11,163,382	Quarterly	60 Days [d]
		24,970,100	31,544,010
HEALTH CARE EQUITY LONG/SHORT ‒ 15.3%
Averill Fund, Ltd.	11/1/2020	5,000,000	6,753,299	Quarterly	60 Days [d,f]
BCM Scout International, Ltd.	5/1/2022	4,500,000	5,120,463	Quarterly	45 Days [d]
Camber Capital Fund, L.P.	1/1/2016	4,541,457	8,101,199	Quarterly	90 Days [c]
Iron Triangle Offshore Fund, Ltd.	9/1/2020	7,000,000	7,616,963	Quarterly	60 Days [f]
Janus Henderson Biotech Innovation Fund, Ltd.	2/1/2022	4,500,000	5,678,788	Quarterly	60 Days [f]
		25,541,457	33,270,712
LATIN AMERICA ‒ 5.5%
Sagil Latin American Opportunities Fund - Class B	4/1/2017	8,750,000	11,848,261	Monthly	90 Days

REAL ESTATE LONG/SHORT ‒ 3.3%
Long Pond Offshore, Ltd.	6/1/2011 [b]	5,793,761	7,212,768	Quarterly	60 Days

TMT EQUITY LONG/SHORT ‒ 17.9%
Atreides Foundation Fund, Ltd.	12/1/2020	11,100,000	8,445,345	Quarterly	60 Days [g,h]
Seligman Tech Spectrum Fund L.L.C.	1/1/2016	5,171,735	11,413,525	Monthly	30 Days
SoMa Offshore, Ltd. Class A Founders	1/1/2017	6,346,879	7,667,286	Quarterly	60 Days
Toronado Offshore Fund, Ltd. - Class A	8/1/2018	8,353,604	11,209,267	Quarterly	45 Days [f,g,h]
		30,972,218	38,735,423

ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS ‒ Continued

As of January 31, 2023 (Unaudited)

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemptions Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)
U.S. EQUITY LONG/SHORT ‒ 6.7%
Antero Peak Long/Short Offshore Fund, Ltd.	1/1/2019	9,330,515	11,079,836	Quarterly	30 Days

U.S. SMALL CAP ‒ 7.5%
Kent Lake Partners, L.P.	9/1/2021	5,750,000	5,747,323	Quarterly	60 Days
Medina Singh Investment Partners, L.P.	8/1/2020	8,100,000	10,407,642	Quarterly	30 Days [f]
		13,850,000	16,154,965

TOTAL INVESTMENTS IN PORTFOLIO FUNDS ‒ 94.9%		164,478,481	205,299,955

TOTAL INVESTMENTS ‒ 94.9%		164,478,481	205,299,955

Other Assets in Excess of Liabilities ‒ 5.1%			11,078,179
SHAREHOLDERS' CAPITAL ‒ 100.0%			$216,378,134

*	All Portfolio Funds are non-income producing securities.

[a]	Portfolio Funds are issued in private placement transactions and as such are restricted as to resale.

The total cost and fair value of these restricted investments as of January 31, 2023 was $164,478,481 and $205,299,955 respectively.

[b]	Reflects original acquisition date of the investment transferred from the Predecessor Fund (Note 1).

[c]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.

[d]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Portfolio Fund per quarter.

[e]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 30% of the fair value of the investment in the Portfolio Fund.

[f]	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.

[g]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 50% of the fair value of the investment in the Portfolio Fund per quarter.

[h]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 50% of the fair value of the investment in the Portfolio Fund.